LIQUIDITY AND CAPITAL RESOURCES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
LIQUIDITY AND CAPITAL RESOURCES
Liabilities in excess of assets	$ 3,886
Equity	7,422	$ 8,344	$ 8,423	$ 7,753	$ 18,481	$ 21,267
Net cash used in operating activities, continuing operations	(2,933)	$ (3,246)
Unrestricted cash and cash equivalents	$ 6,913			$ 3,276